[886713.TX]1

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of Investments	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 81.7%
COMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 1.8%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,200,000	$1,254,374	(a)
Windstream Services LLC/Windstream Finance Corp., Senior Secured Notes	8.625%	10/31/25	1,350,000	1,319,065	*(a)(b)

Total Diversified Telecommunication Services				2,573,439

Wireless Telecommunication Services - 3.7%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	1,000,000	1,058,240	(a)(c)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	747,000	828,852	(a)(c)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	815,000	912,246	(c)
Sprint Corp., Senior Notes	7.875%	9/15/23	2,520,000	2,682,477

Total Wireless Telecommunication Services				5,481,815

TOTAL COMMUNICATION SERVICES				8,055,254

CONSUMER DISCRETIONARY - 19.6%
Diversified Consumer Services - 1.9%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	2,590,000	2,765,725	(a)(c)

Hotels, Restaurants & Leisure - 16.1%
24 Hour Fitness Worldwide Inc., Senior Notes	8.000%	6/1/22	2,500,000	1,182,030	(a)(c)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	3,510,000	3,660,632	(a)(c)
Golden Entertainment Inc., Senior Notes	7.625%	4/15/26	3,290,000	3,557,732	(a)(c)
Golden Nugget Inc., Senior Notes	8.750%	10/1/25	910,000	958,467	(a)
Jacobs Entertainment Inc., Secured Notes	7.875%	2/1/24	3,818,000	4,057,427	(a)(c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,550,000	1,552,918	(a)
Nathan’s Famous Inc., Senior Secured Notes	6.625%	11/1/25	3,770,000	3,901,950	(a)(c)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	3,000,000	3,016,245	(a)(c)
Twin River Worldwide Holdings Inc., Senior Notes	6.750%	6/1/27	1,900,000	2,009,910	(a)

Total Hotels, Restaurants & Leisure				23,897,311

Household Durables - 1.4%
APX Group Inc., Senior Notes	8.750%	12/1/20	2,006,000	2,011,642	(c)

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2020 Quarterly Report	1

[886713.TX]2

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - 0.2%
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	280,000		$250,768	(a)

TOTAL CONSUMER DISCRETIONARY					28,925,446

CONSUMER STAPLES - 2.1%
Tobacco - 2.1%
Pyxus International Inc., Secured Notes	9.875%	7/15/21	4,960,000		3,160,760	(c)

ENERGY - 24.8%
Energy Equipment & Services - 2.3%
Pride International LLC, Senior Notes	7.875%	8/15/40	2,750,000		1,313,125	(c)
USA Compression Partners LP/USA Compression Finance Corp., Senior Notes	6.875%	4/1/26	2,000,000		2,083,748

Total Energy Equipment & Services					3,396,873

Oil, Gas & Consumable Fuels - 22.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Senior Notes	5.750%	1/15/28	1,990,000		1,552,648	(a)
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	3,650,000		3,395,768	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	2,379,000		2,328,756	(a)(c)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	1,200,000		1,234,287	(a)
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	5.000%	2/1/28	2,050,000		2,086,521	(a)(d)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	1,500,000		1,520,978	(a)(c)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	2,530,000		2,128,337
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	4,088,000		4,067,560	(c)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	2,017,000		1,941,362	(c)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	800,000		758,750	(c)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	1,900,000		2,320,726
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	3,470,000		3,235,740	(a)(c)
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	1,620,000		1,622,530	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	3,000,000		2,771,250	(a)
Vesta Energy Corp., Senior Notes	8.125%	7/24/23	3,800,000	CAD	2,370,478	(a)

Total Oil, Gas & Consumable Fuels					33,335,691

TOTAL ENERGY					36,732,564

FINANCIALS - 0.7%
Diversified Financial Services - 0.7%
Werner FinCo LP/Werner FinCo Inc., Senior Notes	8.750%	7/15/25	1,000,000		982,915	(a)

See Notes to Schedule of Investments.

2	Western Asset Middle Market Income Fund Inc. 2020 Quarterly Report

[886713.TX]3

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of Investments (uaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 8.4%
Health Care Equipment & Supplies - 2.5%
Immucor Inc., Senior Notes	11.125%	2/15/22	3,700,000	$3,673,404	(a)(c)

Health Care Providers & Services - 4.9%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	4,860,000	4,546,117	(a)(c)
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	2,000,000	1,942,220	(a)(c)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	690,000	755,081

Total Health Care Providers & Services				7,243,418

Pharmaceuticals - 1.0%
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	134,000	135,256	(a)(c)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	280,000	288,597	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	1,010,000	1,142,563	(a)

Total Pharmaceuticals				1,566,416

TOTAL HEALTH CARE				12,483,238

INDUSTRIALS - 9.1%
Commercial Services & Supplies - 2.8%
GFL Environmental Inc., Senior Notes	7.000%	6/1/26	570,000	595,677	(a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	320,000	330,352	(a)
Waste Pro USA Inc., Senior Notes	5.500%	2/15/26	3,090,000	3,181,704	(a)(c)

Total Commercial Services & Supplies				4,107,733

Machinery - 0.3%
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	460,000	458,659	(a)

Marine - 1.8%
Navios Maritime Acquisition Corp./ Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	3,390,000	2,694,202	(a)(c)

Road & Rail - 2.3%
Flexi-Van Leasing Inc., Secured Notes	10.000%	2/15/23	3,120,000	3,355,560	(a)(c)

Trading Companies & Distributors - 1.9%
Ahern Rentals Inc., Secured Notes	7.375%	5/15/23	980,000	779,507	(a)(c)
Emeco Pty Ltd., Senior Secured Notes	9.250%	3/31/22	1,978,824	2,077,765	(c)

Total Trading Companies & Distributors				2,857,272

TOTAL INDUSTRIALS				13,473,426

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2020 Quarterly Report	3

[886713.TX]4

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 2.9%
Software - 2.9%
Fair Isaac Corp., Senior Notes	5.250%	5/15/26	3,645,000	$4,028,992	(a)(c)
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	3,467,273	260,045	(a)(e)(f)(g)

TOTAL INFORMATION TECHNOLOGY				4,289,037

MATERIALS - 5.8%
Chemicals - 1.2%
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	2,080,000	1,747,200	(a)(c)

Construction Materials - 1.4%
U.S. Concrete Inc., Senior Notes	6.375%	6/1/24	2,000,000	2,074,170

Metals & Mining - 1.0%
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,790,000	1,444,136	(a)

Paper & Forest Products - 2.2%
Mercer International Inc., Senior Notes	6.500%	2/1/24	1,000,000	1,035,415	(c)
Mercer International Inc., Senior Notes	7.375%	1/15/25	720,000	763,801
Mercer International Inc., Senior Notes	5.500%	1/15/26	1,490,000	1,510,451

Total Paper & Forest Products				3,309,667

TOTAL MATERIALS				8,575,173

REAL ESTATE - 2.8%
Real Estate Management & Development - 2.8%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	2,030,000	2,106,105	(a)
Kennedy-Wilson Inc., Senior Notes	5.875%	4/1/24	2,000,000	2,044,980	(c)

TOTAL REAL ESTATE				4,151,085

TOTAL CORPORATE BONDS & NOTES (Cost - $124,342,095)				120,828,898

SENIOR LOANS - 41.0%
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
Buzz Merger Sub Ltd., Initial Term Loan	—	1/22/27	2,050,000	2,061,531	(h)
Securus Technologies Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.145%	11/1/24	2,004,911	1,576,987	(i)(j)(k)

TOTAL COMMUNICATION SERVICES				3,638,518

CONSUMER DISCRETIONARY - 10.1%
Commercial Services & Supplies - 1.3%
KC Culinarte Intermediate LLC, First Lien Initial Term Loan	5.400-5.410%	8/25/25	1,984,875	1,955,102	(f)(i)(j)(k)

See Notes to Schedule of Investments.

4	Western Asset Middle Market Income Fund Inc. 2020 Quarterly Report

[886713.TX]5

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 6.8%
Affinity Gaming LLC, Second Lien Initial
Term Loan (1 mo. USD LIBOR + 8.250%)	9.895%	1/31/25	3,990,000	$3,831,230	(i)(j)(k)
CEC Entertainment Inc., Term Loan B (1 mo. USD LIBOR + 6.500%)	8.145%	8/17/26	2,024,925	1,952,153	(i)(j)(k)
Station Casinos LLC, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	4.150%	6/8/23	1,984,440	1,992,332	(i)(j)(k)
Station Casinos LLC, Term Loan Facility B1	—	1/31/27	2,230,000	2,227,213	(h)

Total Hotels, Restaurants & Leisure				10,002,928

Specialty Retail - 2.0%
Isagenix International LLC, Term Loan (3 mo. USD LIBOR + 5.750%)	7.697%	6/16/25	1,848,782	1,030,696	(i)(j)(k)
Spencer Spirit IH LLC, Initial Term Loan	6.000-9.750%	6/12/26	1,940,486	1,928,358	(i)(j)(k)

Total Specialty Retail				2,959,054

TOTAL CONSUMER DISCRETIONARY				14,917,084

CONSUMER STAPLES - 4.4%
Food Products - 4.4%
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	9.486%	10/1/26	2,720,000	2,672,400	(i)(j)(k)
CSM Bakery Solutions LLC, Second Lien Term Loan (3 mo. USD LIBOR + 7.750%)	9.620%	7/5/21	4,000,000	3,832,500	(i)(j)(k)

TOTAL CONSUMER STAPLES				6,504,900

FINANCIALS - 4.6%
Diversified Financial Services - 1.3%
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 5.000%)	6.645%	4/16/25	1,979,850	1,890,757	(f)(i)(j)(k)

Insurance - 3.3%
AIS Holdco LLC, First Lien Term Loan (3 mo. USD LIBOR + 5.000%)	6.777%	8/15/25	3,235,625	2,976,775	(f)(i)(j)(k)
AmeriLife Group LLC, First Lien Delayed Draw Term Loan	4.500-6.145%	6/12/26	242,407	243,012	(f)(h)(i)(j)(k)
AmeriLife Group LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.145%	6/12/26	1,726,527	1,730,844	(f)(h)(i)(j)(k)

Total Insurance				4,950,631

TOTAL FINANCIALS				6,841,388

HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 0.6%
Air Methods Corp., Initial Term Loan (3 mo. USD LIBOR + 3.500%)	5.445%	4/22/24	991,418	850,141	(i)(j)(k)

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2020 Quarterly Report	5

[886713.TX]6

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 5.2%
Medical Solutions Holdings Inc., First Lien Closing Date Term Loan (1 mo. USD LIBOR + 4.500%)	6.145%	6/14/24	2,024,925	$2,032,518	(f)(i)(j)(k)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.695%	6/7/23	1,480,000	1,460,883	(i)(j)(k)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.145%	8/6/26	2,000,000	2,012,500	(i)(j)(k)
Radnet Management Inc., First Lien Term Loan B1	5.350-7.250%	6/30/23	2,153,008	2,159,737	(f)(i)(j)(k)

Total Health Care Providers & Services				7,665,638

Pharmaceuticals - 0.9%
Pearl Intermediate Parent LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 6.250%)	7.895%	2/13/26	1,350,000	1,346,625	(f)(i)(j)(k)

TOTAL HEALTH CARE				9,862,404

INDUSTRIALS - 0.9%
Commercial Services & Supplies - 0.9%
Garda World Security Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.750%)	6.660%	10/23/26	1,374,131	1,386,670	(i)(j)(k)

INFORMATION TECHNOLOGY - 7.1%
IT Services - 5.7%
Access CIG LLC, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)	9.527%	2/13/26	3,470,984	3,470,984	(i)(j)(k)
Datto Inc., Term Loan (1 mo. USD LIBOR + 4.250%)	5.895%	4/2/26	1,960,150	1,972,401	(i)(j)(k)
Project Alpha Intermediate Holding Inc., 2019 Incremental Term Loan (3 mo. USD LIBOR + 4.250%)	6.130%	4/26/24	2,957,644	2,977,977	(i)(j)(k)

Total IT Services				8,421,362

Software - 1.4%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.645%	10/16/26	2,030,000	2,035,075	(i)(j)(k)

TOTAL INFORMATION TECHNOLOGY				10,456,437

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Corecivic Inc., Term Loan	—	12/12/24	1,850,000	1,838,438	(h)

See Notes to Schedule of Investments.

6	Western Asset Middle Market Income Fund Inc. 2020 Quarterly Report

[886713.TX]7

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	January 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - 1.7%
Coastal Construction Corp., Delayed Draw Term Loan	—	10/10/24	670,000	$659,883	(e)(f)(h)
Coastal Construction Products LLC, Term Loan B (1 mo. USD LIBOR + 5.125%)	6.775%	9/4/24	1,912,023	1,883,151	(e)(f)(i)(j)(k)

Total Real Estate Management & Development				2,543,034

TOTAL REAL ESTATE				4,381,472

UTILITIES - 1.8%
Electric Utilities - 1.8%
Panda Temple Power LLC, Second Lien Term Loan (1mo. USD LIBOR +8.000% PIK)	9.645%	2/7/23	2,711,027	2,727,125	(g)(h)(i)(j)(k)

TOTAL SENIOR LOANS (Cost - $62,041,102)				60,715,998

			SHARES
COMMON STOCKS - 2.2%
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Berry Petroleum Corp.			98,271	673,157
Montage Resources Corp.			92,531	337,738	*
TOTAL ENERGY				1,010,895

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Option Care Health Inc.			59,045	246,808	*

UTILITIES - 1.4%
Electric Utilities - 1.4%
Panda Temple Power LLC			91,433	2,057,242	*(f)

TOTAL COMMON STOCKS (Cost - $10,296,653)				3,314,945

	RATE
PREFERRED STOCKS - 1.4%
FINANCIALS - 1.4%
Capital Markets - 1.4%
B. Riley Financial Inc. (Cost - $1,997,500)	6.875%		79,900	2,025,465	(c)

INVESTMENTS IN UNDERLYING FUNDS - 1.1%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost - $1,650,660)			61,000	1,638,460

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2020 Quarterly Report	7

[886713.TX]8

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	January 31, 2020

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.5%
Option Care Health Inc. (Cost - $94,113)		6/29/27	263,683	756,243	*(e)(f)
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $200,422,123)				189,280,009

	RATE		SHARES
SHORT-TERM INVESTMENTS - 5.6%
Dreyfus Government Cash Management, Institutional Shares (Cost - $8,291,533)	1.519%		8,291,533	$8,291,533

TOTAL INVESTMENTS - 133.5% (Cost - $208,713,656)				197,571,542
Liabilities in Excess of Other Assets - (33.5)%				(49,569,927)

TOTAL NET ASSETS - 100.0%				$148,001,615

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	The coupon payment on these securities is currently in default as of January 31, 2020.

(c)	All or a portion of this security is pledged as collateral pursuant to the loan agreement .

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	All or a portion of this loan is unfunded as of January 31, 2020. The interest rate for fully unfunded term loans is to be determined.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviations used in this schedule:

CAD	— Canadian Dollar
ETF	— Exchange-Traded Fund
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SPDR	— Standard & Poor’s Depositary Receipts
USD	— United States Dollar

See Notes to Schedule of Investments.

8	Western Asset Middle Market Income Fund Inc. 2020 Quarterly Report

[886713.TX]9

WESTERN ASSET MIDDLE MARKET INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	January 31, 2020

At January 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	2,742,978	CAD	3,555,941	Citibank N.A.	4/17/20	$56,073

Abbreviations used in this table:

CAD	— Canadian Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Middle Market Income Fund Inc. 2020 Quarterly Report	9

[886713.TX]10

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Middle Market Income Fund Inc. (the “Fund”) was incorporated in Maryland on June 29, 2011 and is registered as a non-diversified, limited-term closed-end management investment company under the Investment Company Act of 1940, as amended

(the “1940 Act”). The Fund commenced operations on August 26, 2014. The Fund’s primary investment objective is to provide high income. As a secondary objective, the Fund seeks capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets (the net assets of the Fund plus the principal amount of any borrowings and any preferred stock that may be outstanding) in securities, including loans, issued by middle market companies. For investment purposes, “middle market” refers to companies with annual revenues of between $100 million and $1 billion at the time of investment by the Fund. Securities of middle market issuers are typically considered below investment grade (also commonly referred to as “junk bonds”). It is anticipated that the Fund will terminate on or before December 30, 2022. Upon its termination, it is anticipated that the Fund will have distributed substantially all of its net assets to stockholders, although securities for which no market exists or securities trading at depressed prices, if any, may be placed in a liquidating trust.

On October 31, 2019, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the SEC’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by

10

[886713.TX]11

Notes to Schedule of Investments (unaudited) (cont’d)

events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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[886713.TX]12

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Information Technology	—	$4,028,992	$260,045	$4,289,037
Other Corporate Bonds & Notes	—	116,539,861	—	116,539,861
Senior Loans:
Consumer Discretionary	—	12,961,982	1,955,102	14,917,084
Financials	—	—	6,841,388	6,841,388
Health Care	—	4,323,524	5,538,880	9,862,404
Real Estate	—	1,838,438	2,543,034	4,381,472
Other Senior Loans	—	24,713,650	—	24,713,650
Common Stocks:
Utilities	—	—	2,057,242	2,057,242
Other Common Stocks	$1,257,703	—	—	1,257,703
Preferred Stocks	2,025,465	—	—	2,025,465
Investments in Underlying Funds	1,638,460	—	—	1,638,460
Warrants	—	—	756,243	756,243
Total Long-Term Investments	4,921,628	164,406,447	19,951,934	189,280,009

Short-Term Investments†	8,291,533	—	—	8,291,533

Total Investments	$13,213,161	$164,406,447	$19,951,934	$197,571,542

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$56,073	—	$56,073

Total	$13,213,161	$164,462,520	$19,951,934	$197,627,615

†	See Schedule of Investments for additional detailed categorizations.

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[886713.TX]13

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of April 30, 2019		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$0	*	—	$0 *	—	—
Health Care	4,246,529		$5,894	650,219	$(456,830)	$183,577
Information
Technology	—		—	—	—	—
Senior Loans:
Consumer
Discretionary	1,902,735		148,361	(2,026,840)	403,731	—
Consumer Staples	4,342,650		4,456	(1,154)	40,898	—
Financials	5,211,484		2,727	352	(257,859)	1,968,476
Health Care	—		1,087	49	26,758	2,009,699
Real Estate	2,619,936		3,349	761	12,827	—
Common Stocks:
Utilities	1,965,810		—	—	91,432	—
Warrants	282,624		—	0 *	504,991	94,113

Total	$20,571,768		$165,874	$(1,376,613)	$365,948	$4,255,865

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3	Balance as of January 31, 2020	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2020[1]
Corporate Bonds & Notes:
Energy	$(0)*	—	—	—	—
Health Care	(4,629,389)	—	—	—	—
Information
Technology	—	$260,045	—	$260,045	—
Senior Loans:
Consumer
Discretionary	(427,987)	1,955,102	—	1,955,102	—
Consumer Staples	(4,386,850)	—	—	—	—
Financials	(83,792)	—	—	6,841,388	$(257,859)
Health Care	(5,075)	3,506,362	—	5,538,880	26,758

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[886713.TX]14

Notes to Schedule of Investments (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3	Balance as of January 31, 2020	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2020[1]
Real Estate	$(93,839)	—	—	$2,543,034	$12,827
Common Stocks:
Utilities	—	—	—	2,057,242	91,432
Warrants	(125,485)	—	—	756,243	662,130

Total	$(9,752,417)	$5,721,509	—	$19,951,934	$535,288

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values)

	Fair Value at 1/31/20 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/Average	Impact to Valuation from an Increase in Input*
Senior Loans	$2,543	Market Approach	Yield to Maturity	2.147%-7.343% range 3.950% average	Decrease

			Transaction Spread	3.208%	Decrease

*

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

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